7. Income Taxes (Details - Deferred Income Taxes) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Deferred tax asset:
Net operating losses	$ 1,773,959	$ 1,901,479
State tax	(272)	(272)
Intangibles	151,643	108,207
Other, net	141,919	31,190
Total deferred tax assets	2,067,249	2,040,604
Less valuation allowance	0	0
Net deferred tax asset	$ 2,067,249	$ 2,040,604